Contractual Obligations, Commercial Commitments And Contingencies (Schedule Of Contractual Obligations And Commercial Commitments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Contractual Obligations, Commercial Commitments And Contingencies [Abstract]
Total long-term debt	$ 924.3	$ 934.0
Long-term debt, Payment Year 2011	0.4
Long-term debt, Payment Year Thereafter	$ 1,252.8